Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
Schedule of Short-Term Investments Measured at Fair Value	The following table summarizes the Company’s short-term investments measured at fair value as of December 31, 2024 :
December 31, 2024
Non-Fixed Income Bank Financial Products	$2,856,762

Schedule of Short-Term Investments Measured at Fair Value

The following table summarizes the Company’s short-term investments measured at amortized cost as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Wealth management products, cost	$3,972,984	$12,394,541
Add: Accrued interest receivable	52,968	394,088
Total short-term investments	$4,025,952	$12,788,629